LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOSS BEFORE TAXATION
Cost of inventories recognized as expense~(1)~	¥ 208,991	¥ 246,255	¥ 499,355
Depreciation expense	12	12	11,500
Amortization of land use rights	0		108
Right-of-use asset depreciation charge	13,082	12,187
Auditors' remuneration
Audit fees	1,951	1,689	1,628
Audit-related fees	0
Auditor's remuneration	1,951	1,689	1,628
Total employee benefit expenses	19,427	33,302	42,246
Directors
Auditors' remuneration
salaries and related cost	1,457	1,747	1,418
retirement scheme contribution	16	16	16
share-based payments	0
Key management personnel
Auditors' remuneration
salaries and related cost	693	671	753
retirement scheme contribution	25	20	24
share-based payments	1,135	622	619
Research and development personnel
Auditors' remuneration
salaries and related cost	240	313	789
retirement scheme contribution	44	45	78
Other personnel
Auditors' remuneration
salaries and related cost	13,351	26,001	33,023
retirement scheme contribution	¥ 2,466	¥ 3,867	¥ 5,526